Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 24,139,281	$ 5,260,480
Short-term investments	47,747,000
Accounts receivable (Note 6)	10,764,579	8,588,255
Consideration receivable (Note 5)		82,678,366
Inventories (Note 7)	4,239,267	3,075,006
Prepaid expenses	2,696,693	903,914
Assets held for sale (Note 5)		14,052,861
Total current assets	89,586,820	114,558,882
Non-current assets:
Property, plant and equipment (Note 8)	316,013	221,622
Intangible assets (Note 9)	1,705,250	1,756,300
Holdback receivable (Note 5&10)	11,909,368	12,068,773
Other assets	116,786
Deferred tax assets (Note 13)	127,176	326,108
Total non-current assets	14,174,593	14,372,803
Total assets	103,761,413	128,931,685
Current liabilities:
Accounts payable and accrued liabilities (Note 9, 15(a), 16(a) & 16(b))	14,378,215	10,371,103
Accrued transaction costs (Note 5)		22,360,730
Current income taxes payable (Note 13)	1,058,487	2,428,560
Current portion of royalty obligation (Note 11)	1,495,548	1,537,202
Liabilities held for sale (Note 5)		6,976,313
Total current liabilities	16,932,250	43,673,908
Non-current liabilities
Royalty obligation (Note 11)	2,035,010	2,911,810
License fee payable (Note 9)		501,800
Other long-term liabilities	1,200,608	1,135,007
Total non-current liabilities	3,235,618	4,548,617
Total liabilities	20,167,868	48,222,525
Equity:
Share capital (Note 12 (b))	122,887,105	125,733,727
Warrants (Note 12(d))	1,948,805	1,948,805
Contributed surplus	7,628,188	6,897,266
Accumulated other comprehensive income	1,267,717	673,264
Deficit	(50,138,270)	(54,543,902)
Total Equity	83,593,545	80,709,160
Total liabilities and equity	103,761,413	128,931,685
Commitments and contingencies (Note 15(a) & 15(d))
Subsequent events (Note 10, 12(b), 15(a) & 21)	$ 0	$ 0